Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2018
Cost of Sales [Abstract]
Cost of Sales by Cost

	US Dollars
Figures in millions	2018	2017	2016
		Restated	Restated
Cash operating costs	2,356	2,728	2,444
Royalties	135	116	105
Other cash costs	14	19	24
Total cash costs	2,505	2,863	2,573
Retrenchment costs	4	6	14
Rehabilitation and other non-cash costs	20	29	43
Amortisation of tangible assets (note 30 and note 34)	625	817	789
Amortisation of intangible assets (note 30 and note 34)	5	6	20
Inventory change	14	15	(38)
	3,173	3,736	3,401